Income Taxes (Details) - Schedule of components of (loss) profit before income taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of components of (loss) profit before income taxes [Line Items]
Components of (loss) profit before income taxes	¥ (321,318)	¥ (2,158,331)	¥ (504,441)
PRC [Member]
Income Taxes (Details) - Schedule of components of (loss) profit before income taxes [Line Items]
Components of (loss) profit before income taxes	(254,531)	(1,845,292)	(597,856)
Non-PRC [Member]
Income Taxes (Details) - Schedule of components of (loss) profit before income taxes [Line Items]
Components of (loss) profit before income taxes	¥ (66,787)	¥ (313,039)	¥ 93,415